Notes to the Consolidated Statements of Financial Position - Summary of provisions (Details) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Provisions [Line Items]
Beginning balance of non-current provisions	€ 2.4	€ 0.1	€ 0.1
Current provisions	(1.0)	(4.9)	(2.9)
Business Combinations	3.1
Use of provision	(0.7)	(1.7)
Reversal	(3.3)	(0.2)
Additions	0.1	3.9
Discount effect	(0.8)
Ending balance of provisions	3.4	5.0	€ 3.0
Expected cash flow		0.0
Within 12 months
Disclosure Of Provisions [Line Items]
Beginning balance of non-current provisions	1.0	4.9
Within 1-5 years
Disclosure Of Provisions [Line Items]
Beginning balance of non-current provisions	0.3	0.1
After 5 years
Disclosure Of Provisions [Line Items]
Beginning balance of non-current provisions	€ 2.1	€ 0.0